Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net
5.	Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Machinery and equipment	42,350	37,555
Office equipment	3,158	3,216
Vehicles	713	713
Leasehold improvements	1,337	1,337
Total cost	47,558	42,821
Less: Accumulated depreciation	(30,899)	(30,632)
Less: Amortization of leasehold improvements	(62)	(196)
Total property and Equipment, net	16,597	11,993

(1)	The balance includes community access control equipment that has been installed but not yet sold.

(2)	Depreciation expense was RMB3,585 and RMB4,104 for the six months ended June 30, 2024 and 2025, respectively. Amortization of leasehold improvements was nil and RMB134 for the six months ended June 30, 2024 and 2025.